Shareholder's Equity (Narrative) (Details) - USD ($) $ in Millions	3 Months Ended			9 Months Ended		12 Months Ended
	Jun. 30, 2025	Sep. 30, 2024	Jun. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Class of Stock [Line Items]
Equity Contribution from Parent	$ 150.0	$ 70.0	$ 130.0	$ 150.0	$ 200.0	$ 200.0	$ 260.0	$ 0.0
Common stock, shares authorized				50,000,000		50,000,000	50,000,000
Common stock, shares outstanding				41,172,173		41,172,173	41,172,173
Payments of Ordinary Dividends, Common Stock						$ 40.0	$ 83.0	64.0
Other Paid-In Capital [Member]
Class of Stock [Line Items]
Equity Contribution from Parent	$ 150.0	$ 70.0	$ 130.0			200.0	260.0	0.0
Payments of Ordinary Dividends, Common Stock						$ 40.0	$ 83.0	$ 64.0